Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 4,754,699	$ 4,849,232
Less: accumulated amortization	(3,871,871)	(3,053,998)
Intangible assets, net	882,828	1,795,234
Software [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	571,541	543,137
Technology [Member]
Schedule of Intangible Assets [Line Items]
Total intangible assets	$ 4,183,158	$ 4,306,095